BALANCE SHEETS (Unaudited) (Parenthetical) - D Boral A R C Merger Corp [Member] - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100